SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	$ 1,317,287
Property, plant and equipment, ending balance	1,226,510	$ 1,317,287
Property, plant and equipment, beginning balance	(1,317,287)
Property, plant and equipment, ending balance	(1,226,510)	(1,317,287)
Property, plant and equipment, net	1,226,510	1,317,287
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	1,431
Property, plant and equipment, ending balance	4,924	1,431
Property, plant and equipment, beginning balance	(1,431)
Property, plant and equipment, ending balance	(4,924)	(1,431)
Property, plant and equipment, net	4,924	1,431
Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	11,517
Property, plant and equipment, ending balance	3,757	11,517
Property, plant and equipment, beginning balance	(11,517)
Property, plant and equipment, ending balance	(3,757)	(11,517)
Property, plant and equipment, net	3,757	11,517
Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	3,142
Property, plant and equipment, ending balance	2,043	3,142
Property, plant and equipment, beginning balance	(3,142)
Property, plant and equipment, ending balance	(2,043)	(3,142)
Property, plant and equipment, net	2,043	3,142
Capital work in progress [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	1,301,197
Property, plant and equipment, ending balance	1,215,786	1,301,197
Property, plant and equipment, beginning balance	(1,301,197)
Property, plant and equipment, ending balance	(1,215,786)	(1,301,197)
Property, plant and equipment, net	1,215,786	1,301,197
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	1,544,578	649,899
Additions	6,696	938,635
Disposals		(1,500)
Translation differences	(107,288)	(42,456)
Property, plant and equipment, ending balance	1,443,986	1,544,578
Property, plant and equipment, beginning balance	(1,544,578)	(649,899)
Property, plant and equipment, ending balance	(1,443,986)	(1,544,578)
Property, plant and equipment, net	1,443,986	1,544,578
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	29,019	31,944
Additions	5,154	460
Disposals		(1,500)
Translation differences	(2,583)	(1,885)
Property, plant and equipment, ending balance	31,590	29,019
Property, plant and equipment, beginning balance	(29,019)	(31,944)
Property, plant and equipment, ending balance	(31,590)	(29,019)
Property, plant and equipment, net	31,590	29,019
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	181,052	192,482
Additions
Disposals
Translation differences	(15,663)	(11,430)
Property, plant and equipment, ending balance	165,389	181,052
Property, plant and equipment, beginning balance	(181,052)	(192,482)
Property, plant and equipment, ending balance	(165,389)	(181,052)
Property, plant and equipment, net	165,389	181,052
Gross carrying amount [member] | Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	33,310	35,414
Additions	831
Disposals
Translation differences	(2,920)	(2,104)
Property, plant and equipment, ending balance	31,221	33,310
Property, plant and equipment, beginning balance	(33,310)	(35,414)
Property, plant and equipment, ending balance	(31,221)	(33,310)
Property, plant and equipment, net	31,221	33,310
Gross carrying amount [member] | Capital work in progress [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	1,301,197	390,059
Additions	711	938,175
Disposals
Translation differences	(86,122)	(27,037)
Property, plant and equipment, ending balance	1,215,786	1,301,197
Property, plant and equipment, beginning balance	(1,301,197)	(390,059)
Property, plant and equipment, ending balance	(1,215,786)	(1,301,197)
Property, plant and equipment, net	1,215,786	1,301,197
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	(227,291)	(206,658)
Translation differences	(20,129)	(12,468)
Property, plant and equipment, ending balance	(217,476)	(227,291)
Property, plant and equipment, beginning balance	227,291	206,658
Depreciation	10,314	33,101
Property, plant and equipment, ending balance	217,476	227,291
Property, plant and equipment, net	(217,476)	(227,291)
Accumulated depreciation and amortisation [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	(27,588)	(26,794)
Translation differences	(2,438)	(1,605)
Property, plant and equipment, ending balance	(26,666)	(27,588)
Property, plant and equipment, beginning balance	27,588	26,794
Depreciation	1,516	2,399
Property, plant and equipment, ending balance	26,666	27,588
Property, plant and equipment, net	(26,666)	(27,588)
Accumulated depreciation and amortisation [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	(169,535)	(150,219)
Translation differences	(15,002)	(9,089)
Property, plant and equipment, ending balance	(161,632)	(169,535)
Property, plant and equipment, beginning balance	169,535	150,219
Depreciation	7,099	28,405
Property, plant and equipment, ending balance	161,632	169,535
Property, plant and equipment, net	(161,632)	(169,535)
Accumulated depreciation and amortisation [member] | Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	(30,168)	(29,645)
Translation differences	(2,689)	(1,774)
Property, plant and equipment, ending balance	(29,178)	(30,168)
Property, plant and equipment, beginning balance	30,168	29,645
Depreciation	1,699	2,297
Property, plant and equipment, ending balance	29,178	30,168
Property, plant and equipment, net	(29,178)	(30,168)
Accumulated depreciation and amortisation [member] | Capital work in progress [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance
Translation differences
Property, plant and equipment, ending balance
Property, plant and equipment, beginning balance
Depreciation
Property, plant and equipment, ending balance
Property, plant and equipment, net